Provision for Legal Proceedings	12 Months Ended
Dec. 31, 2024
Provision for Legal Proceedings [Abstract]
Provision for legal proceedings
17	Provision for legal proceedings

Provisions are recognized when the Company has a present obligation (legal or not formalized) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and the obligation can be reliably estimated. The expense related to any provision is recognized in statement of operations for the year, net of any reimbursement. The Company’s policy is to record attorney’s fees upon success. In the explanatory notes, the amounts involved are disclosed for cases not yet concluded and with a possible chance of success.

In order to assess the outcome’s probability, the Company considers available evidence, the hierarchy of laws, prior court decisions in similar cases and their legal significance, as well as the legal counsel’s opinion.

The provision for legal proceedings is estimated by the Company and supported by its legal counsel, for an amount considered sufficient to cover probable losses.

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2023	62	163	38	263
Additions	7	225	29	261
Reversals	(37)	(114)	(26)	(177)
Payments	(9)	(117)	(15)	(141)
Monetary correction	(7)	17	7	17
Balance as of December 31, 2024	16	174	33	223
Restricted deposits for legal proceedings	(4)	(2)	(3)	(9)
Net provision of judicial deposits	12	172	30	214
	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2022	55	86	24	165
Additions	17	172	22	211
Reversals	(6)	(49)	(5)	(60)
Payments	(4)	(59)	(8)	(71)
Monetary correction	-	13	5	18
Balance as of December 31, 2023	62	163	38	263
Restricted deposits for legal proceedings	(1)	(15)	(10)	(26)
Net provision of judicial deposits	61	148	28	237

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2021	109	69	27	205
Additions	14	74	13	101
Reversals	(73)	(31)	(4)	(108)
Payments	-	(33)	(16)	(49)
Monetary correction	5	7	4	16
Balance as of December 31, 2022	55	86	24	165
Restricted deposits for legal proceedings	(7)	(29)	(8)	(44)
Net provision of judicial deposits	48	57	16	121

Of the total amount of the table above, R$26 (R$50 as of December 31, 2023) is the responsibility of GPA arising from contingencies up to 2016, pursuant to contractual provisions, namely: R$4 tax claims, R$7 labor claims and R$15 civil claims (R$3 tax claims, R$27 labor claims and R$20 civil claims as of December 31, 2023).

17.1	Tax claims

Tax claims are subject by law to the monthly monetary correction, which refers to an adjustment to the provision based on indexing rates adopted by each tax jurisdiction. Both interest rates charges and fines, where applicable, were calculated and provisioned with respect to unpaid amounts.

The main tax claims provisioned are as follows:

The Company has other tax claims, which according to its legal counsel’s analysis, were provisioned, namely: (i) discussions on the non-application of Prevention Accident Factor (FAP); (ii) staple basket; and (iii) other matters.

The provisioned amount as of December 31, 2024, for these matters is R$16 (R$62 as of December 31, 2023).

17.2	Social security and labor

The Company is a party to various labor proceedings, especially due to dismissals in the regular course of business. As of December 31, 2024, the Company recorded a provision of R$174 (R$163 as of December 31, 2023), referring to a potential risk of loss relating to labor claims. Management, with the assistance of its legal counsels, assesses these claims and recording provisions for losses when reasonably estimated, considering previous experiences in relation to amounts claimed.

17.3	Civil

The Company is party to civil proceedings (indemnifications, collections, among others) in different procedural phases and various central courts. Management records provisions in amounts considered sufficient to cover unfavorable court decisions when its internal and external legal counsel assesses the losses to be probable.

Among these proceedings, we highlight the following:

The Company is party to various lawsuits requesting the renewal of rental agreements and the review of the current rent paid. The Company records a provision for the difference between the amount originally paid by stores and the amounts claimed by the adverse party in the lawsuit when internal and external legal counsels consider the probability of changing the lease amount paid by the entity. As of December 31, 2024, the provision for these lawsuits amounted to R$26 (R$32 as of December 31, 2023), for which there are no judicial deposits for legal proceedings.

The Company is party to certain lawsuits relating to the fines applied by inspection bodies of direct and indirect administration of the federal government, states, and municipalities, including consumer defense bodies (PROCONs, INMETRO, and local governments). The Company, assisted by its legal counsel, assesses these claims recording provisions for probable cash disbursements, according to the probability of loss. As of December 31, 2024, the provision for these lawsuits is R$7 (R$6 as of December 31, 2023).

The Company’s total civil, regulatory and property claims as of December 31, 2024, is R$33 (R$38 as of December 31, 2023).

17.4	Possible contingent liabilities

The Company is party to other litigations for which the probability of loss was deemed by its legal counsel to be possible, but not probable, therefore, not accrued, which are related to:

	As of December 31,
	2024	2023
Tax on Financial Transactions (IOF) – payment differences.	14	14
PIS, COFINS – payment discrepancies and overpayments, fine for non-compliance with ancillary obligations, disallowance of PIS and COFINS credits, among other matters pending judgment at the administrative and judicial levels.	1,008	783
ICMS – allocation of credits from purchases from suppliers considered unqualified by the registry of the State Revenue Service, among other matters, which are pending judgment at the administrative and judicial levels.	1,210	1,216
ISS (services tax), IPTU (urban property tax), Fees and other – discrepancies in payments of IPTU, fines for non-compliance with ancillary obligations, ISS – refund of advertising expenses and various fees, which are pending judgment at the administrative and judicial levels.	20	18
INSS (national institute of social security) – divergences in the FGTS and Social Security form (GFIP), offsets not approved, among other matters, which are pending judgment at the administrative and judicial levels.	25	24
Other litigation – real estate lawsuits in which the Company claims the renewal and maintenance of lease agreements according to market prices. These lawsuits involve proceedings in civil court, as well as administrative proceedings filed by inspection bodies, among others.	2	98
Compensation linked to the external legal counsel’s success fee if all the proceedings were concluded in favor of the Company.	27	20
	2,306	2,173

Of the total amount in the table above, R$1,097 (R$1,494 as of December 31, 2023) is the responsibility of GPA arising from contingencies up to 2016, pursuant to contractual provisions, namely: R$1,096 tax claims and R$1 civil claim (R$1,398 tax claims and R$96 civil claims as of December 31, 2023).

Three collective proceedings were opened by institutions related to black people’s movements due to an approach to a customer, in August 2021 at the store in Limeira - SP, in which claim supposed racial issues. All cases were satisfactorily answered and are still in the initial phase awaiting regular progress by the judiciary. As of December 31, 2024, there are two collective proceedings in current, it is still not possible to reasonably estimate the amounts involved, due to the subjectivity of the matter and the absence of precedent in the jurisprudence in collective proceedings on the subject. No significant impact on financial statements is expected.

17.4.1	Uncertainty over IRPJ and CSLL treatments

The Company has proceedings at the judicial and administrative levels with the Government’s regulatory agencies, which are related to uncertain tax treatments adopted for the recording of income tax and social contribution, including treatments to goodwill disallowance, disagreements regarding payment and overpayments and fines due to non-compliance with ancillary obligation. In compliance with IFRIC 23 – Uncertainty over Income Tax Treatment and based on the assessment of internal and external legal counsel, Management concluded that as of December 31, 2024, it is probable that the tax treatment adopted by the Company will be accepted by Government’s regulatory agencies or courts, therefore, no effect on tax basis and tax rates occurred. As of December 31, 2024, the amount involved was R$1,025 (R$917 as of December 31, 2023).

Of the total amount above, R$293 is the responsibility of GPA arising from contingencies up to 2016, pursuant to contractual provisions (R$337 as of December 31, 2023).

17.5	Guarantees

The Company presented bank guarantees and insurance guarantees to judicial process related a civil, tax and labor nature, described below:

	As of December 31,
Lawsuits	2024	2023
Tax	1,747	1,113
Labor	89	75
Civil and others	60	34
	1,896	1,222

The cost of guarantees as of December 31, 2024 is approximately 0.17% per year of the amount of the lawsuits (0.17% per year as of December 31, 2023) and is recorded as a financial expense.

17.6	Restricted deposits for legal proceedings

The Company is challenging the payment of certain taxes, contributions, and labor liabilities and made judicial deposits in the corresponding amounts, as well as escrow deposits related to the provision for legal proceedings.

The Company recorded amounts referring to judicial deposits in its assets as follows:

	As of December 31,
Lawsuits	2024	2023
Tax	16	18
Labor	4	16
Civil and others	4	10
	24	44